Loans and Debentures (Schedule of Financing Lease Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Minimum future lease rentals		$ 114,072
Interest component		25,903
Present value of minimum lease rentals		88,169
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Minimum future lease rentals		13,016
Interest component		6,040
Present value of minimum lease rentals		6,976
From one year to five years [member]
Disclosure of detailed information about borrowings [line items]
Minimum future lease rentals		85,849
Interest component		19,217
Present value of minimum lease rentals		66,632
More than five years [member]
Disclosure of detailed information about borrowings [line items]
Minimum future lease rentals		15,207
Interest component		646
Present value of minimum lease rentals		$ 14,561